Income Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income (loss) Before Income Income Taxes
h.
Income (loss) before income taxes is comprised of the following:

	Year ended March 31,
	2023	2022	2021
Domestic (Israel)	$(30,550)	$(39,781)	$14,338
Foreign (North America and the Cayman Islands)	68,763	117,639	(405,411)
Income (loss) before taxes	$38,213	$77,858	$(391,073)

Components of Taxes on Income
i.
Taxes on income are comprised of the following:

	Year ended March 31,
	2023	2022	2021
Current taxes	$(4,546)	$(112)	$5,234
Prior years' benefits	2,268	(3,495)	(3,462)
Deferred income taxes	15,046	23,199	7,895
	$12,768	$19,592	$9,667

Domestic (Israel)	$6,145	$8,658	$7,459
Foreign (North America)	6,623	10,934	2,208
	$12,768	$19,592	$9,667

Reconciliation of Statutory Tax Rate of Parent Company to Effective Consolidated Tax Rate
j.
Reconciliation of the statutory tax rate of the parent company in Israel to the effective consolidated tax rate:

	Year ended March 31,
	2023	2022	2021
Statutory tax rate (in Israel)	23.0%	23.0%	23.0%

(Decrease) increase in effective tax rate due to:
Utilization of net operating losses	(34.2%)	(8.5%)	2.6%
FX on tax payments	5.7%	(2.0%)	0.8%
Write-down and amortization of TNA transferred IP	1.6%	0.2%	0.1%
Taxable capital gain	0.0%	(0.0%)	0.1%
Non-deductible expenses (unrecognized income)	9.3%	(0.4%)	(0.1%)
Change in deferred taxes due to change in tax rate	0.0%	(4.2%)	(0.3%)
Taxes from prior years	17.8%	0.9%	(0.5%)
Uncertain tax positions, net	4.1%	14.2%	(0.9%)
Change in valuation allowance on deferred tax asset	(0.7%)	(3.8%)	(1.2%)
Different tax rates applicable to non-Israeli subsidiaries	6.2%	2.5%	(2.5%)
Non-deductible portion of settlements	0.0%	0.0%	(23.6%)
Net operating loss carryback (1)	(4.6%)	0.0%	0.0%
Tax benefits from reduced tax rates under benefit programs and other	5.2%	3.3%	0.0%
Effective consolidated tax rate	33.4%	25.2%	(2.5%)

Net operating loss carryback is attributed to the CARES Act which was enacted in the U.S. on March 27, 2020. The CARES Act, among other provisions, allows U.S. corporations to carry existing losses back to the preceding five years. The Company expects to receive a benefit due to the increased value of its losses when carried back to preceding years in which the U.S. federal corporate income tax rate was 35% versus the current 21%.
Components of Current Taxes
k.
Current taxes are calculated at the following combined federal and local rates:

	Year ended March 31,
	2023	2022	2021
On Israeli operations (not including “Approved Enterprise”)	23.0%	23.0%	23.0%
On U.S. operations *	21.0%	21.0%	21.0%
On Canadian operations *	25.0%	25.0%	25.0%
On Japanese operations *	34.6%	34.6%	34.6%

* The U.S. and Canadian subsidiaries are taxed on the basis of the tax laws prevailing in their countries of residence. The Canadian subsidiary qualifies for research and development tax credits and manufacturing and processing credits, thereby reducing its effective tax rate.

Schedule of Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and carryforward losses.

	March 31,
	2023	2022
Deferred tax assets:
Accrued expenses	$50,893	$46,943
Intangible assets	28,731	31,969
Operating loss carryforward	18,477	37,479
Capital loss carryforward	17,568	17,568
Other, net	6,737	5,516
Deferred revenue	5,534	10,564
Property, plant, and equipment	1,808	2,549
Marketable securities	1,372	1,348
Bad debt allowance	136	152
Hedge accounting	—	23
Total deferred tax assets	131,256	154,112
Valuation allowance for deferred tax assets	(22,233)	(22,175)
Net deferred tax assets	109,023	131,937
Deferred tax liabilities:
Property, plant, and equipment	(4,368)	(6,770)
Intangible Assets	(495)	—
Hedge accounting	—	(48)
Other, net	(488)	(238)
Total deferred tax liabilities	(5,351)	(7,055)
Net deferred tax assets	$103,672	$124,882
Domestic (Israel)	$—	$4,499
Foreign (North America)	103,672	120,383
	$103,672	$124,882

Schedule of Deferred Income Taxes Presented on the Consolidated Balance Sheets	The deferred income taxes are presented on the Consolidated Balance Sheets as follows:

	March 31,
	2023	2022
Among non-current assets	$103,672	$124,882
	$103,672	$124,882

Schedule of Uncertain Tax Positions

The Company adopted FASB ASC Section 740-10-25, “Income Taxes-Overall-Recognition,” effective January 1, 2007, which prescribes a model for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. See Note 2.h.

	Year ended March 31,
	2023	2022	2021
Unrecognized tax exposure at beginning of year	$34,578	$26,921	$25,258
Increases as a result of positions taken in prior period	318	1,389	769
Decreases as a result of positions taken in prior period	—	—	(5,025)
Increases as a result of positions taken in current period	2,597	6,268	5,919
Unrecognized tax exposure at end of year	$37,493	$34,578	$26,921